Average Annual Total Returns - LVIP American Income Allocation Fund	Standard Class 1 year	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 5 years	Service Class 10 years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) 1 year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) 5 years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) 10 years	Income Allocation Composite (reflects no deductions for fees, expenses or taxes) 1 year		Income Allocation Composite (reflects no deductions for fees, expenses or taxes) 5 years		Income Allocation Composite (reflects no deductions for fees, expenses or taxes) 10 years
Total	14.17%	8.17%	6.64%	13.77%	7.79%	6.27%	7.51%	4.44%	3.84%	12.14%	[1]	8.31%	[1]	7.30%	[1]

[1]	The Income Allocation Composite, an index compiled by the Fund's Adviser, is constructed as follows: 60% Bloomberg Barclays U.S. Aggregate Bond Index, 30% S&P 500® Index, and 10% MSCI EAFE® NR Index. The Income Allocation Composite shows how the Fund's performance compares with the returns of an index that reflects a similar asset allocation to the market sectors in which the Fund invests.